21. Income tax and social contribution (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	R$ 337	R$ 298
Deferred income tax and social contribution, liabilities	(1,195)	(523)
Deferred income tax and social contribution, net	(858)	(225)	R$ (95)	R$ (53)
Tax Losses And Negative Basis Of Social Contribution [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	453	198
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	453	198
Provision For Contingencies [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	321	292
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	321	292
Goodwill Tax Amortization [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(604)	(601)
Deferred income tax and social contribution, net	(604)	(601)
Mark-To-Market Adjustment [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(7)	(1)
Deferred income tax and social contribution, net	(7)	(1)
Technological Innovation - Future Realization [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(7)	(10)
Deferred income tax and social contribution, net	(7)	(10)
Fixed Assets, Tradename And Investment Property [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(1,359)	(128)
Deferred income tax and social contribution, net	(1,359)	(128)
Unrealized Gains With Tax Credits [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	82
Deferred income tax and social contribution, liabilities	(322)	(222)
Deferred income tax and social contribution, net	(240)	(222)
Net Adjustments Of IFRS 16 [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	356	274
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	356	274
Cash Flow Hedge [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(80)
Deferred income tax and social contribution, net	(80)
Other [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	117	112
Deferred income tax and social contribution, liabilities		(139)
Deferred income tax and social contribution, net	117	(27)
Presumed Profit On Equity Of Exito [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	192
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	192
Deferred Income Tax And Social Contribution Assets (Liabilities) [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	1,521	876
Deferred income tax and social contribution, liabilities	(2,379)	(1,101)
Deferred income tax and social contribution, net	(858)	(225)
Off-Set Assets And Liabilities [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	(1,184)	(578)
Deferred income tax and social contribution, liabilities	1,184	578
Deferred income tax and social contribution, net